WELLS FARGO FUNDS TRUST

Aggressive Balanced-Equity Fund

Growth Balanced Fund

Moderate Balanced Fund

Strategic Income Fund

All Classes of Shares

Supplement dated September 25, 2001 to the

Statement of Additional Information dated February 1, 2001

The section entitled "Management" is supplemented as follows:

Investment Sub-Advisor.

Funds Management has engaged Wells Capital Management Incorporated ("WCM") to serve as investment sub-advisor to the Funds. Subject to the direction of the Trusts’ Board of Trustees and the overall supervision and control of Funds Management and the Trusts, WCM makes recommendations regarding the investment and reinvestment of the Funds’ assets. The Sub-Advisor furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisor also furnishes such additional reports and information as Funds Management and the Trusts’ Board of Trustees and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to WCM.

For providing investment sub-advisory services to the Funds, WCM is entitled to receive an annual fee of 0.05% of the average daily net assets of the Fund, which is paid from the fees Funds Management is entitled to receive as Advisor.

The sub-section under "Management" entitled "Investment Sub-Advisors" is supplemented as follows:

Investment Sub-Advisors - Core Portfolios.

(to be inserted after first full paragraph:)

In order to preserve the flexibility to convert to stand-alone Funds with a direct advisory relationship, the Funds have entered into "dormant" sub-advisory arrangements with Funds Management and the various sub-advisors for the core portfolios in which each of the Funds invests. If the Fund redeems all or a portion of its assets from any core portfolio and invests those assets directly in a portfolio of securities, Funds Management has been retained as the Fund’s investment advisor and would be entitled to receive a fee that mirrors the core level sub-advisory fee of the corresponding portfolio indicated below.

Style/ Core Portfolio	Sub-Advisor	Fees
Disciplined Growth	Smith	0-175M 0.35% 175-225M 0.00% 225-500M 0.25% >500M 0.20%
Equity Income	WCM	0-200M 0.25% 200-400M 0.20% >400M 0.15%
Index	WCM	0-200M 0.02% >200M 0.01%
International	Schroder	0-100M 0.45% 100-200M 0.35% 200-600M 0.20% >600M 0.185%
International Equity	WCM	0-200M 0.35% >200M 0.25%
Large Company Growth	Peregrine	0-25M 0.75% 25-50M 0.60% 50-275M 0.50% >275M 0.30%
Managed Fixed Income	Galliard	0-500M 0.10% 500-1500M 0.05% >1500M 0.03%
Positive Return Bond	Peregrine	0-10M 0.40% 10-25M 0.30% 25-300M 0.20% >300M 0.10%
Small Cap Index	WCM	0-200M 0.02% >200M 0.01%
Small Cap Value	Smith	0-110M 0.45% 110-150M 0.00% 150-300M 0.30% >300M 0.25%
Small Company Growth	Peregrine	0-50M 0.90% 50-180M 0.75% 180-340M 0.65% 340-685M 0.50% 685-735M 0.52% >735M 0.55%
Small Company Value	Peregrine	0-175M 0.50% >175M 0.75%
Stable Income	Galliard	0-500M 0.10% 500-1500M 0.05% >1500M 0.03%
Strategic Value Bond	Galliard	0-500M 0.10% 500-1500M 0.05% >1500M 0.03%

International Equity Fund

Mid Cap Growth Fund

Small Cap Growth Fund

All Classes of Shares

Supplement dated September 25, 2001 to the

Statement of Additional Information dated February 1, 2001,

as Supplemented February 15, 2001

The sub-section under "Management" entitled "Investment Sub-Advisors" is supplemented as follows:

For providing investment sub-advisory services, Wells Capital Management Incorporated ("WCM") is entitled to receive the following annual fees, based on the average daily net assets of each Fund: International Equity Fund, 0.35% of the first $200 million in assets, and 0.25% of assets over $200 million; Mid Cap Growth Fund and Small Cap Growth Fund, 0.25% of the first $200 million in assets, and 0.20% of assets over $200 million.

Nebraska Tax-Free Fund

Institutional Class

Supplement dated September 25, 2001 to the

Statement of Additional Information dated November 1, 2000

The sub-section under "Management" entitled "Investment Sub-Advisers" is supplemented as follows:

For providing investment sub-advisory services, Wells Capital Management Incorporated ("WCM") is entitled to receive the following annual fees, based on the average daily net assets of the Fund: 0.15% of the first $400 million in assets, 0.125% of the next $400 million in assets, and 0.10% of assets over $800 million.

Disciplined Growth Fund

Diversified Equity Fund

Diversified Small Cap Fund

Equity Income Fund

Growth Equity Fund

Index Fund

Large Company Growth Fund

Small Cap Value Fund

Small Company Growth Fund

All Classes of Shares

Supplement dated September 25, 2001 to the

Statement of Additional Information dated February 1, 2001,

and Supplemented February 15, 2001

The sub-section under "Management" entitled "Investment Sub-Advisors" is supplemented as follows:

Investment Sub-Advisors - Core Portfolios.

(to be inserted after first full paragraph:)

Under the investment advisory contract for the Disciplined Growth, Equity Income, Index, International, Large Company Growth, Small Cap Value and Small Company Growth Funds, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single core portfolio. If one of these Funds was to change its investment structure so that it begins to invest substantially all of its assets in two or more core portfolios, Funds Management would be entitled to receive an annual fee of 0.25% of the Fund’s average daily net assets for providing investment advisory services to the Fund, including the determination of the asset allocations of the Fund’s investments in the various core portfolios. In order to preserve the flexibility to convert to stand-alone Funds with a direct advisory relationship, all of the gateway blended and gateway feeder Funds have entered into "dormant" sub-advisory arrangements with Funds Management and the various sub-advisors for the core portfolios in which each of the Funds invests. If the Fund redeems all or a portion of its assets from any core portfolio and invests those assets directly in a portfolio of securities, Funds Management has been retained as the Fund’s investment advisor and would be entitled to receive a fee that mirrors the core level sub-advisory fee of the corresponding portfolio indicated below.

Style/ Core Portfolio	Sub-Advisor	Fees
Disciplined Growth	Smith	0-175M 0.35% 175-225M 0.00% 225-500M 0.25% >500M 0.20%
Equity Income	WCM	0-200M 0.25% 200-400M 0.20% >400M 0.15%
Index	WCM	0-200M 0.02% >200M 0.01%
International	Schroder	0-100M 0.45% 100-200M 0.35% 200-600M 0.20% >600M 0.185%
International Equity	WCM	0-200M 0.35% >200M 0.25%
Large Company Growth	Peregrine	0-25M 0.75% 25-50M 0.60% 50-275M 0.50% >275M 0.30%
Small Cap Index	WCM	0-200M 0.02% >200M 0.01%
Small Cap Value	Smith	0-110M 0.45% 110-150M 0.00% 150-300M 0.30% >300M 0.25%
Small Company Growth	Peregrine	0-50M 0.90% 50-180M 0.75% 180-340M 0.65% 340-685M 0.50% 685-735M 0.52% >735M 0.55%
Small Company Value	Peregrine	0-175M 0.50% >175M 0.75%

California Tax-Free Money Market Fund                      National Tax-Free Money Market Fund

California Tax-Free Money Market Trust                    National Tax-Free Money Market Trust

Cash Investment Money Market Fund                           Overland Express Sweep Fund

Government Money Market Fund                                   Prime Investment Money Market Fund

Government Institutional Money Market Fund           Prime Investment Institutional Money Market Fund

Minnesota Money Market Fund                                     Treasury Plus Money Market Fund

Money Market Fund                                                         Treasury Plus Institutional Money Market Fund

Money Market Trust                                                        100% Treasury Money Market Fund

National Tax-Free Institutional Money                         100% Treasury Institutional Money Market Fund
Market Fund

All Classes of Shares

Supplement dated September 25, 2001

to the Statement of Additional Information Dated August 1, 2001

The the first paragraph under the section entitled "Portfolio Transactions" is replaced as follows:

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust’s Board of Trustees, and the supervision of the Advisor, each Fund’s sub-advisor is responsible for each Fund’s portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the sub-advisor to obtain the best results taking into account the dealer’s general execution and operational facilities, including, without limitation, the size and type of transaction involved, the dealer’s risk in positioning the securities involved, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. While the sub-advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

All references to "Wells Fargo Bank" in the remainder of this section have been revised to reflect reference to "the sub-advisor."